Goodwill and Other Intangible Assets (Schedule of Goodwill) (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended
Sep. 30, 2013
Goodwill and Other Intangible Assets [Abstract]
Balance at December 31, 2012	$ 822,475
Acquisition of MakerBot	371,411
Effect of currency translation	1,135
Balance at September 30, 2013	$ 1,195,021